Financial instruments - Summary of remaining contractual maturities for borrowings and derivative financial instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Lease liabilities	£ (182)	£ (208)
Lease liabilities, contractual cash flow	(231)	(241)
Borrowings and derivative financial (liabilities) assets	(6,967)	(6,098)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(8,107)	(6,849)
Fixed rate
Disclosure of detailed information about financial instruments
Borrowings	(6,446)	(5,828)
Borrowings, contractual cash flow	(7,492)	(6,542)
Floating rate
Disclosure of detailed information about financial instruments
Borrowings	(102)	(131)
Borrowings, contractual cash flow	(102)	(131)
Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(53)	(7)
Derivative financial liabilities, contractual cash flows	(60)	(7)
Derivative financial liabilities, contractual inflows	1,207	562
Derivative financial liabilities, contractual outflows	(1,267)	(569)
Derivative financial assets	32	48
Derivative financial assets, contractual cash flows	31	56
Derivative financial assets, contractual inflows	1,014	1,844
Derivative financial assets, contractual outflows	(983)	(1,788)
Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(158)	(5)
Derivative financial liabilities, contractual cash flows	(175)	(12)
Derivative financial assets		19
Derivative financial assets, contractual cash flows	2	36
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities	(58)	(2)
Derivative financial liabilities, contractual cash flows	(654)	(581)
Derivative financial assets		16
Derivative financial assets, contractual cash flows	574	573
Within 1 year
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(80)	(75)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(1,117)	(314)
Within 1 year | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(847)	(156)
Within 1 year | Floating rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(102)	(131)
Within 1 year | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(35)	(3)
Derivative financial liabilities, contractual inflows	835	371
Derivative financial liabilities, contractual outflows	(870)	(374)
Derivative financial assets, contractual cash flows	20	32
Derivative financial assets, contractual inflows	665	1,399
Derivative financial assets, contractual outflows	(645)	(1,367)
Within 1 year | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(48)
Derivative financial assets, contractual cash flows	2	22
Within 1 year | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(56)	(32)
Derivative financial assets, contractual cash flows	29	29
Within 1 to 2 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(58)	(63)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(1,312)	(786)
Within 1 to 2 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(1,188)	(741)
Within 1 to 2 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(20)	(2)
Derivative financial liabilities, contractual inflows	242	86
Derivative financial liabilities, contractual outflows	(262)	(88)
Derivative financial assets, contractual cash flows	7	18
Derivative financial assets, contractual inflows	199	312
Derivative financial assets, contractual outflows	(192)	(294)
Within 1 to 2 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(29)
Derivative financial assets, contractual cash flows		10
Within 1 to 2 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(31)	(34)
Derivative financial assets, contractual cash flows	7	26
Within 2 to 3 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(36)	(43)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(859)	(1,150)
Within 2 to 3 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(772)	(1,106)
Within 2 to 3 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(5)	(2)
Derivative financial liabilities, contractual inflows	122	103
Derivative financial liabilities, contractual outflows	(127)	(105)
Derivative financial assets, contractual cash flows	3	5
Derivative financial assets, contractual inflows	126	107
Derivative financial assets, contractual outflows	(123)	(102)
Within 2 to 3 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(20)	(1)
Derivative financial assets, contractual cash flows		4
Within 2 to 3 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(567)	(14)
Derivative financial assets, contractual cash flows	538	7
Within 3 to 4 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(17)	(25)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(803)	(720)
Within 3 to 4 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(769)	(704)
Within 3 to 4 years | Forward foreign exchange contracts
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual inflows	8	2
Derivative financial liabilities, contractual outflows	(8)	(2)
Derivative financial assets, contractual cash flows	1	1
Derivative financial assets, contractual inflows	24	26
Derivative financial assets, contractual outflows	(23)	(25)
Within 3 to 4 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(18)	(2)
Within 3 to 4 years | Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows		(501)
Derivative financial assets, contractual cash flows		511
Within 4 to 5 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(6)	(4)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(727)	(715)
Within 4 to 5 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(704)	(709)
Within 4 to 5 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	(17)	(2)
After 5 years
Disclosure of detailed information about financial instruments
Lease liabilities, contractual cash flow	(34)	(31)
Borrowings and derivative financial (liabilities) assets, contractual cash flows	(3,289)	(3,164)
After 5 years | Fixed rate
Disclosure of detailed information about financial instruments
Borrowings, contractual cash flow	(3,212)	(3,126)
After 5 years | Interest rate derivatives
Disclosure of detailed information about financial instruments
Derivative financial liabilities, contractual cash flows	£ (43)	£ (7)